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Invesco Emerging Markets Local Debt Fund
Invesco Emerging Markets Local Debt Fund
SUPPLEMENT DATED JUNE 29, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Emerging Markets Local Debt Fund
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to add an "Interest" line item and to update the Fund's "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" accordingly:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Emerging Markets Local Debt Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	Contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Emerging Markets Local Debt Fund		Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	0.50%	none	none	none
Other Expenses		0.43%	0.43%	0.43%	0.43%	0.27%	0.27%
Interest		0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Total Other Expenses		0.52%	0.52%	0.52%	0.52%	0.36%	0.36%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.46%	2.22%	1.72%	1.22%	1.06%	1.06%
Fee Waiver and/or Expense Reimbursement	[1]	0.16%	0.17%	0.17%	0.17%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%	2.05%	1.55%	1.05%	1.05%	1.05%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquiring Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.95% and 0.95%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and ClassR6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example - Invesco Emerging Markets Local Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	552	852	1,174	2,084
Class C	308	678	1,174	2,349
Class R	158	525	917	2,016
Class Y	107	370	654	1,462
Class R5	107	336	584	1,293
Class R6	107	336	584	1,293

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Emerging Markets Local Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	552	852	1,174	2,084
Class C	208	678	1,174	2,349
Class R	158	525	917	2,016
Class Y	107	370	654	1,462
Class R5	107	336	584	1,293
Class R6	107	336	584	1,293